SUBSEQUENT EVENTS - Equity Line of Credit (Details) - Subsequent events - Equity line of credit	Mar. 30, 2026 USD ($)
SUBSEQUENT EVENTS
Sale of stock authorized amount	$ 500,000,000
Sale of stock threshold percentage of outstanding shares	19.99%
Sale of stock purchase price percentage	90.00%
Sale of stock VWAP purchase maximum amount	$ 5,000,000
Beneficial Ownership Limitation Percentage on Common Stock	4.99%